Equity (Tables)	9 Months Ended
Jul. 31, 2020
Text Block [Abstract]
Summary of Classes of Share Capital

The following table summarizes the changes to the shares issued and outstanding, and treasury shares held as at and for the three and nine months ended July 31, 2020 and July 31, 2019.

Common and Preferred Shares Issued and Outstanding and Treasury Shares Held

(millions of shares and millions of Canadian dollars)	For the three months ended				For the nine months ended
	July 31, 2020		July 31, 2019		July 31, 2020		July 31, 2019
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Common Shares
Balance as at beginning of period	1,803.7	$21,766	1,829.1	$21,718	1,812.5	$21,713	1,830.4	$21,221
Proceeds from shares issued on exercise of stock options	0.2	12	0.8	45	1.2	65	1.8	97
Shares issued as a result of dividend reinvestment plan	10.0	583	1.1	92	12.2	726	3.8	289
Shares issued in connection with acquisitions[1]	–	–	–	–	–	–	5.0	366

Purchase of shares for cancellation and other	–	–	(11.2)	(133)	(12.0)	(143)	(21.2)	(251)
Balance as at end of period	1,813.9	$22,361	1,819.8	$21,722	1,813.9	$22,361	1,819.8	$21,722
Preferred Shares – Class A2,3
Balance as at beginning of period	232.0	$5,800	214.0	$5,350	232.0	$5,800	200.0	$5,000

Shares issued	–	–	18.0	450	–	–	32.0	800
Balance as at end of period	232.0	$5,800	232.0	$5,800	232.0	$5,800	232.0	$5,800
Treasury shares – common[4]
Balance as at beginning of period	0.3	$(25)	0.7	$(49)	0.6	$(41)	2.1	$(144)
Purchase of shares	35.6	(2,152)	30.5	(2,330)	104.2	(6,787)	102.0	(7,528)

Sale of shares	(35.0)	2,118	(30.6)	2,335	(103.9)	6,769	(103.5)	7,628
Balance as at end of period	0.9	$(59)	0.6	$(44)	0.9	$(59)	0.6	$(44)
Treasury shares – preferred[4]
Balance as at beginning of period	0.2	$(3)	0.3	$(6)	0.3	$(6)	0.3	$(7)
Purchase of shares	1.4	(29)	2.0	(42)	5.0	(98)	5.0	(111)

Sale of shares	(1.4)	27	(2.1)	44	(5.1)	99	(5.1)	114
Balance as at end of period	0.2	$(5)	0.2	$(4)	0.2	$(5)	0.2	$(4)

[1]

On November 1, 2018, the Bank issued 4.7 million shares for $342 million that form part of the consideration paid for Greystone Capital Management Inc., the parent company of Greystone Managed Investments Inc. (Greystone), as well as 0.3 million shares issued for $24 million as share-based compensation to replace share-based payment awards of Greystone. Refer to Note 13 of the Bank’s 2019 Annual Consolidated Financial Statements for a discussion on the acquisition of Greystone.

[2]

On January 16, 2020, the Bank announced that none of its 20 million Non-Cumulative 5-Year Rate Reset Preferred Shares NVCC, Series 5 (the “Series 5 Shares”) would be converted on January 31, 2020, into Non-Cumulative Floating Rate Preferred Shares NVCC, Series 6. As previously announced on January 2, 2020, the dividend rate for the Series 5 Shares for the 5-year period from and including January 31, 2020, to but excluding January 31, 2025, will be 3.876%.

[3]

On July 16, 2020, the Bank announced that none of its 14 million Non-Cumulative 5-Year Rate Reset Preferred Shares NVCC, Series 7 (the “Series 7 Shares”) would be converted on July 31, 2020, into Non-Cumulative Floating Rate Preferred Shares NVCC, Series 8. As previously announced on July 2, 2020, the dividend rate for the Series 7 Shares for the 5-year period from and including July 31, 2020, to but excluding July 31, 2025, will be 3.201%.

[4]	When the Bank purchases its own shares as part of its trading business, they are classified as treasury shares and the cost of these shares is recorded as a reduction in equity.